SCHEDULE OF ACCUMULATED OTHER COMPREHENSIVE INCOME LOSS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Accounting Policies [Abstract]
Beginning balance	$ 1,234,549	$ 1,085,204	$ 1,267,671
Foreign currency translation loss	59,198	149,345	182,467
Ending balance	$ 1,293,747	$ 1,234,549	$ 1,085,204